UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773


Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham               Lincoln, MA             January 17, 2012
      ------------------               -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           71
                                         -----------

Form 13F Information Table Value Total:  $   252,367
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
ABBOTT LABS COM                        COM      002824100         233       4,135 SH       Sole                                4,135
ALTRIA GROUP INC COM                   COM      02209S103       1,726      58,200 SH       Sole                               58,200
AT&T INC COM                           COM      00206R102       4,332     143,245 SH       Sole                              143,245
BANK OF AMERICA CORPORATION CO         COM      060505104         741     133,289 SH       Sole                              133,289
BERKSHIRE HATHAWAY INC DEL CL          COM      084670108       4,705          41 SH       Sole                                   41
BERKSHIRE HATHAWAY INC DEL CL          COM      084670702         229       3,000 SH       Sole                                3,000
BLACKROCK ENH CAP & INC FD INC         COM      09256A109         318      25,836 SH       Sole                               25,836
BP PRUDHOE BAY RTY TR UNIT BEN         COM      055630107         570       5,000 SH       Sole                                5,000
BRISTOL MYERS SQUIBB CO COM            COM      110122108       2,005      56,900 SH       Sole                               56,900
CARMAX INC COM                         COM      143130102         935      30,687 SH       Sole                               30,687
CISCO SYS INC COM                      COM      17275R102       2,207     122,082 SH       Sole                              122,082
COCA COLA CO COM                       COM      191216100         591       8,443 SH       Sole                                8,443
COHEN & STEERS CLOSED END OPPO         COM      19248P106         560      46,780 SH       Sole                               46,780
DUKE ENERGY CORP NEW COM               COM      26441C105       1,687      76,704 SH       Sole                               76,704
EXXON MOBIL CORP COM                   COM      30231G102         201       2,366 SH       Sole                                2,366
GENERAL ELECTRIC CO COM                COM      369604103       5,150     287,533 SH       Sole                              287,533
GOLDMAN SACHS GROUP INC COM            COM      38141G104         452       5,000 SH       Sole                                5,000
GOOGLE INC CL A                        COM      38259P508         601         930 SH       Sole                                  930
INTEL CORP COM                         COM      458140100         929      38,291 SH       Sole                               38,291
JOHNSON & JOHNSON COM                  COM      478160104         302       4,610 SH       Sole                                4,610
LILLY ELI & CO COM                     COM      532457108         595      14,326 SH       Sole                               14,326
LULULEMON ATHLETICA INC COM            COM      550021109       1,242      26,616 SH       Sole                               26,616
MICROSOFT CORP COM                     COM      594918104       1,818      70,031 SH       Sole                               70,031
NORDSON CORP COM                       COM      655663102         268       6,518 SH       Sole                                6,518
PATRIOT NATL BANCORP INC COM           COM      70336F104         659     376,850 SH       Sole                              376,850
PEPSICO INC COM                        COM      713448108         843      12,712 SH       Sole                               12,712
PETSMART INC COM                       COM      716768106       1,502      29,288 SH       Sole                               29,288
PFIZER INC COM                         COM      717081103         628      29,004 SH       Sole                               29,004
PITNEY BOWES INC COM                   COM      724479100         773      41,700 SH       Sole                               41,700
PROCTER & GAMBLE CO COM                COM      742718109         283       4,248 SH       Sole                                4,248
REYNOLDS AMERICAN INC COM              COM      761713106       5,115     123,500 SH       Sole                              123,500
STAPLES INC COM                        COM      855030102      15,752   1,134,020 SH       Sole                            1,134,020
THERMO FISHER SCIENTIFIC INC C         COM      883556102         854      18,986 SH       Sole                               18,986
THL CR INC COM                         COM      872438106         463      37,912 SH       Sole                               37,912
UNITED PARCEL SERVICE INC CL B         COM      911312106         513       7,012 SH       Sole                                7,012
VERIZON COMMUNICATIONS INC COM         COM      92343V104         885      22,062 SH       Sole                               22,062
WAL MART STORES INC COM                COM      931142103         256       4,278 SH       Sole                                4,278
WHOLE FOODS MKT INC COM                COM      966837106         474       6,812 SH       Sole                                6,812
WINDSTREAM CORP COM                    COM      97381W104         309      26,318 SH       Sole                               26,318
WMS INDS INC COM                       COM      929297109       1,313      63,980 SH       Sole                               63,980
ZIPCAR INC COM                         COM      98974X103         483      36,003 SH       Sole                               36,003
EATON VANCE TX MNG BY WRT OPP          FU       27828Y108       6,527     556,869 SH       Sole                              556,869
ISHARES TR DJ SEL DIV INX              FU       464287168      20,520     381,631 SH       Sole                              381,631
ISHARES TR RUSL 2000 VALU              FU       464287630         459       6,990 SH       Sole                                6,990
ISHARES TR RUSL 3000 VALU              FU       464287663         248       2,979 SH       Sole                                2,979
ISHARES TR RUSSELL 1000                FU       464287622         552       7,960 SH       Sole                                7,960
ISHARES TR RUSSELL 2000                FU       464287655       4,647      63,015 SH       Sole                               63,015
ISHARES TR RUSSELL 3000                FU       464287689       7,903     106,540 SH       Sole                              106,540
ISHARES TR S&P MIDCAP 400              FU       464287507         706       8,061 SH       Sole                                8,061
SPDR S&P 500 ETF TR TR UNIT            FU       78462F103      14,296     113,913 SH       Sole                              113,913
SPDR S&P MIDCAP 400 ETF TR UTS         FU       78467Y107       1,934      12,126 SH       Sole                               12,126
ASTRAZENECA PLC SPONSORED ADR          ADR      046353108       2,509      54,200 SH       Sole                               54,200
BRITISH AMERN TOB PLC SPONSORE         ADR      110448107       1,858      19,582 SH       Sole                               19,582
ROYAL BK CDA MONTREAL QUE COM          ADR      780087102         510      10,000 SH       Sole                               10,000
STATOIL ASA SPONSORED ADR              ADR      85771P102         207       8,100 SH       Sole                                8,100
TORONTO DOMINION BK ONT COM NE         ADR      891160509         374       5,000 SH       Sole                                5,000
VODAFONE GROUP PLC NEW SPONS A         ADR      92857W209       1,821      64,964 SH       Sole                               64,964
BLACKROCK INTL GRWTH & INC TR          FF       092524107         169      23,590 SH       Sole                               23,590
EATON VANCE TAX MNGD GBL DV EQ         FF       27829F108       1,200     145,434 SH       Sole                              145,434
EATON VANCE TXMGD GL BUYWR OPP         FF       27829C105       1,977     192,350 SH       Sole                              192,350
ISHARES TR FTSE CHINA25 IDX            FF       464287184         469      13,462 SH       Sole                               13,462
ISHARES TR MSCI ACJPN IDX              FF       464288182       1,914      38,350 SH       Sole                               38,350
ISHARES TR MSCI EAFE INDEX             FF       464287465       4,027      81,305 SH       Sole                               81,305
ISHARES TR MSCI EMERG MKT              FF       464287234       3,075      81,053 SH       Sole                               81,053
ISHARES TR MSCI SMALL CAP              FF       464288273       1,318      37,918 SH       Sole                               37,918
MARKET VECTORS ETF TR BRAZL SM         FF       57060U613         452      12,410 SH       Sole                               12,410
VANGUARD INTL EQUITY INDEX FD          FF       922042858       6,852     179,318 SH       Sole                              179,318
ISHARES TR DJ US REAL EST              FR       464287739       2,423      42,645 SH       Sole                               42,645
ALPINE GLOBAL PREMIER PPTYS FD         RE       02083A103         174      32,872 SH       Sole                               32,872
CBL & ASSOC PPTYS INC COM              RE       124830100       3,895     248,085 SH       Sole                              248,085
SIMON PPTY GROUP INC NEW COM           RE       828806109      95,849     743,362 SH       Sole                              743,362